                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3596

               Seligman Communications and Information Fund, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   06/30/04

ITEM 1.      REPORTS TO STOCKHOLDERS.

             SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
             Semi-Annual Report June 30, 2004

Seligman
Communications and
Information Fund, Inc.

Mid-Year Report
June 30, 2004

Seeking Capital Gain by
Investing in Companies
Operating in the
Communications,
Information, and
Related Industries

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments	6

Statement of
Assets and Liabilities	9

Statement of
Operations	10

Statements of
Changes in Net Assets	11

Notes to Financial
Statements	12

Financial Highlights	21

Report of Independent
Registered Public
Accounting Firm	26

Board of Directors	27
and Executive Officers

For More Information	back cover

To The Shareholders

Your mid-year shareholder report for Seligman Communications and Information Fund, Inc. follows this letter. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a strong total return of 6.09% based on the net asset value of Class A shares. During the same time period, the Goldman Sachs Technology Index returned 0.75%, the Lipper Science & Technology Funds Average returned 0.71%, and the S&P 500 returned 3.44%.

We appreciate your continued support of Seligman Communications and Information Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 13, 2004

Performance Overview

Investment Results

Total Returns
For Periods Ended June 30, 2004

					Average Annual

					Class B		Class C	Class I	Class R
					Since		Since	Since	Since
	Six	One	Five	Ten	Inception		Inception	Inception	Inception
Class A**	Months*	Year	Year	Years	4/22/96		5/27/99	11/30/01	4/30/03

With Sales Charge	1.04%	17.77%	(2.35)%	14.31%	n/a		n/a	n/a	n/a

Without Sales Charge	6.09	23.62	(1.39)	14.87	n/a		n/a	n/a	n/a

Class B**

With CDSC†	0.67	17.61	(2.42)	n/a	n/a		n/a	n/a	n/a

Without CDSC	5.67	22.61	(2.14)	n/a	7.79%		n/a	n/a	n/a

Class C**

With Sales Charge
and CDSC††	3.64	20.43	(2.31)	n/a	n/a		0.04%	n/a	n/a

Without Sales Charge
and CDSC	5.67	22.68	(2.12)	n/a	n/a		0.24	n/a	n/a

Class D**

With 1% CDSC	4.67	21.69	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	5.67	22.69	(2.12)	14.00	n/a		n/a	n/a	n/a

Class I**	6.33	24.25	n/a	n/a	n/a		n/a	0.44%	n/a

Class R**

With 1% CDSC	5.07	22.06	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	6.07	23.06	n/a	n/a	n/a		n/a	n/a	33.61%

Goldman Sachs
Technology Index***	0.75	27.49	(9.24)	n/a	n/a		(6.74)	(3.52)	34.45

Lipper Science &
Technology Funds
Average***	0.71	25.55	(7.57)	12.17	5.88	‡	(5.21)	(4.09)	42.62

S&P 500***	3.44	19.11	(2.20)	11.82	8.84		(0.81)	1.76	22.65

Net Asset Value Per Share
	Class A	Class B	Class C		Class D		Class I		Class R

6/30/04	$24.39	$21.26		$21.26	$21.25			$24.70	$24.28

12/31/03	22.99	20.12	20.12		20.11			23.23	22.89

6/30/03	19.73	17.34	17.33		17.32			19.88	19.73

The rates of return will vary and the principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of

(Continued on page 3.)

Performance Overview

(Continued from page 2.)

Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown on page 2. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. The Manager made certain payments to the Fund in 2004. Absent such payments, returns for each class of shares for the six months ended June 30, 2004 would have been lower. With respect to Class I shares, the Manager voluntarily reimbursed certain expenses in 2002 and 2001. Beginning June 1, 2004, the Manager agreed to waive a portion of its management fee. Absent such waivers and reimbursements, returns that include these periods would be lower.

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price per share and assume the reinvestment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***	The Goldman Sachs Technology Index, the Standard & Poor’s 500 Composite Stock Index (“S&P 500”), and the Lipper Science & Technology Funds Average (“Lipper Average”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Average does not reflect any taxes or sales charges and the Goldman Sachs Technology Index and the S&P 500 do not reflect any taxes, fees or sales charges. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. The Lipper Average measures the performance of mutual funds with objectives similar to the Fund. The Goldman Sachs Technology Index is a broad-based index of publicly-owned US technology stocks, designed to measure the performance of the technology sector. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods up to 18 months.
‡	From April 25, 1996.

Securities That Had the Greatest Impact on Net Asset Value (NAV)

For the Six Months Ended June 30, 2004

Top Contributors		Top Detractors

	Impact		Impact
Security	on NAV	Security	on NAV

Autodesk	$0.40	Amkor Technology	$0.37

Symantec	0.30	Synopsys	0.25

Marvell Technology Group	0.18	Intel	0.06

Quest Diagnostics	0.18	Seagate Technology	0.04

Fisher Scientific International	0.16	Conexant Systems	0.04

Laboratory Corporation of America Holdings	0.09	Hewlett-Packard	0.04

Lexmark International (Class A)	0.07	InterActive	0.04

THQ	0.07	Foundry Networks	0.04

Hyperion Solutions	0.06	KLA-Tencor	0.03

INAMED	0.05	Maxtor	0.03

Total:	$1.56	Total:	$0.94

3

Portfolio Overview

Diversification of Net Assets
June 30, 2004

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2004	2003

Stocks and Convertible Issues:

Application Software	5	$405,577,596	$408,969,611	9.9	15.9

Biotechnology	—	—	—	—	0.8

Commerical Services and Supplies	—	—	—	—	0.8

Communications Equipment	6	288,202,021	295,060,342	7.1	2.7

Computers and Peripherals	5	155,604,742	159,491,625	3.8	7.0

Data Processing and Outsourced Services	2	119,635,598	119,480,171	2.9	6.7

Electronic Equipment and Instruments	5	144,520,210	161,185,578	3.9	4.0

Financials	1	23,938,731	22,750,000	0.5	1.2

Health Care Equipment and Supplies	4	109,137,833	157,794,176	3.8	7.9

Health Care Providers and Services	2	296,537,849	444,626,370	10.7	11.0

Home Entertainment Software	2	59,316,214	66,427,750	1.6	3.5

Internet Software and Services	1	9,914,803	12,098,125	0.3	—

IT Consulting and Services	2	270,029,575	238,567,500	5.8	5.2

Retailing	1	91,957,195	75,462,500	1.8	1.6

Semiconductor Equipment	8	417,050,192	333,086,250	8.0	3.0

Semiconductors	6	421,943,590	437,419,797	10.5	10.1

Systems Software	8	967,554,739	1,001,957,224	24.2	17.0

Total Stocks and Convertible Issues	58	3,780,920,888	3,934,377,019	94.8	98.4

Venture Capital Investments	63	56,481,750	17,631,834	0.4	0.6

Short-Term Holdings and
Other Assets Less Liabilities	2	197,145,808	197,145,808	4.8	1.0

Net Assets	123	$4,034,548,446	$4,149,154,661	100.0	100.0

Largest Industries

June 30, 2004
Percent of Net Assets

Portfolio Overview

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

BMC Software	Autodesk**

MEMC Electronic Materials*	Lexmark International (Class A)

Maxim Intergrated Products*	Symantec

Avocent*	INAMED**

Citrix Systems	Becton Dickinson**

VERITAS Software*	Affiliated Computer Services (Class A)**

Oracle*	Quest Diagnostics

Cisco Systems	Take-Two Interactive Software

Advanced Micro Devices	Intersil (Class A)**

Lam Research*	First Data**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

* Position added during the period.
** Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2004

Security	Value	Percent of Net Assets

Synopsys	$269,752,500	6.5

Laboratory Corporation of America Holdings	257,736,370	6.2

Microsoft	225,663,500	5.4

Computer Associates International	189,405,000	4.6

Quest Diagnostics	186,890,000	4.5

Symantec	175,180,000	4.2

Amdocs	169,867,500	4.1

BMC Software	138,750,000	3.3

Advanced Micro Devices	119,250,000	2.9

Cisco Systems	118,525,000	2.9

Portfolio of Investments
June 30, 2004

	Shares	Value
Common Stocks 94.8%

Application Software 9.9%

Hyperion Solutions*	595,700	$26,029,111

Intuit*	1,000,000	38,605,000

Lawson Software*	2,400,000	16,968,000

Magma Design Automation*	3,000,000	57,615,000

Synopsys*ø	9,500,000	269,752,500

		408,969,611

Communications Equipment 7.1%

Avocent*	2,000,000	73,370,000

Brocade Communications Systems*	3,800,000	22,629,000

Cisco Systems*	5,000,000	118,525,000

Corning*	949,800	12,404,388

Motorola	1,000,000	18,250,000

QUALCOMM	682,800	49,881,954

		295,060,342

Computers and Peripherals 3.8%

Avid Technology*	375,000	20,461,875

Electronics for Imaging*	950,000	26,756,750

Hewlett-Packard	4,250,000	89,675,000

Lexmark International (Class A)*	100,000	9,653,000

Xyratex*	1,000,000	12,945,000

		159,491,625

Data Processing and Outsourced Services 2.9%

DST Systems*	321,900	15,480,171

SunGard Data Systems*	4,000,000	104,000,000

		119,480,171

Electronic Equipment and Instruments 3.9%

Amphenol (Class A)*	2,100,000	69,972,000

Itron*ø	229,200	5,263,578

Multi-Fineline Electronix*	1,000,000	10,040,000

Orbotech*ø (Israel)	2,000,000	40,900,000

Photon Dynamics*ø	1,000,000	35,010,000

		161,185,578

Financials 0.5%

Ameritrade Holding*	2,000,000	22,750,000

See footnotes on page 8.

Portfolio of Investments
June 30, 2004

	Shares	Value
Health Care Equipment and Supplies 3.8%

Beckman Coulter	550,000	$33,550,000

Bruker BioSciences*	1,798,400	8,794,176

DJO rthopedics*	500,000	11,500,000

Fisher Scientific International*	1,800,000	103,950,000

		157,794,176

Health Care Providers and Services 10.7%

Laboratory Corporation of America Holdings*	6,492,100	257,736,370

Quest Diagnostics	2,200,000	186,890,000

		444,626,370

Home Entertainment Software 1.6%

Take-Two Interactive Software*ø	750,000	22,946,250

THQ*ø	1,900,000	43,481,500

		66,427,750

Internet Software and Services 0.3%

Websense*	325,000	12,098,125

IT Consulting and Services 5.8%

Accenture (Class A)* (Bermuda)	2,500,000	68,700,000

Amdocs*	7,250,000	169,867,500

		238,567,500

Retailing 1.8%

InterActive*	2,500,000	75,462,500

Semiconductor Equipment 8.0%

Amkor Technology*ø	6,000,000	49,110,000

Credence Systems*	1,000,000	13,760,000

KLA-Tencor*	750,000	37,046,250

Lam Research*	1,750,000	46,856,250

Mattson Technology*	2,000,000	24,000,000

MEMC Electronic Materials*	9,000,000	88,920,000

Novellus Systems*	1,250,000	39,343,750

Teradyne*	1,500,000	34,050,000

		333,086,250

Semiconductors 10.5%

Advanced Micro Devices*	7,500,000	119,250,000

Conexant Systems*	12,000,000	51,840,000

Intel	1,500,000	41,407,500

Marvell Technology Group	4,300,000	114,702,500

Maxim Intergrated Products	1,500,000	78,772,500

Taiwan Semiconductor Manufacturing* (Taiwan)	21,844,176	31,447,297

		437,419,797

See footnotes on page 8.

Portfolio of Investments
June 30, 2004

	Shares or		Value
	Principal Amount
Systems Software 24.2%

BMC Software*	7,500,000	shs.	$138,750,000

Check Point Software Technologies* (Israel)	1,426,800		38,423,724

Citrix Systems*	5,500,000		112,172,500

Computer Associates International	6,750,000		189,405,000

Microsoft	7,900,000		225,663,500

Oracle*	5,000,000		59,925,000

Symantec*	4,000,000		175,180,000

VERITAS Software*	2,250,000		62,437,500

			1,001,957,224

Total Common Stocks (Cost $3,780,920,888)			3,934,377,019

Venture Capital Investments† (Cost $56,481,750) 0.4%			17,631,834

Fixed Time Deposits 3.7%

BNP Paribas, Grand Cayman, 1.438%, 7/1/04	$100,000,000		100,000,000

Rabobank Nederland, 1.43%, 7/1/04	51,470,000		51,470,000

Total Fixed Time Deposits (Cost $151,470,000)			151,470,000

Total Investments (Cost $3,988,872,638) 98.9%			4,103,478,853

Other Assets Less Liabilities 1.1%			45,675,808

Net Assets 100.0%			$4,149,154,661

*	Non-income producing security.
†	Restricted and non-income producing securities (Note 8).
ø	Affiliated issuers (Fund’s holdings representing 5% or more of the outstanding voting securities).

See Notes to Financial Statements.

Statement of Assets and Liabilities
June 30, 2004

Assets:

Investments, at value:

Common stocks* (cost $3,780,920,888)	$3,934,377,019

Venture capital investments (cost $56,481,750)	17,631,834

Fixed time deposits (cost $151,470,000)	151,470,000

Total investments (cost $3,988,872,638)	4,103,478,853

Cash denominated in US dollars	6,643,095

Cash denominated in foreign currencies	13,707,281

Receivable for securities sold	83,724,455

Receivable for Capital Stock sold	2,260,422

Expenses prepaid to shareholder service agent	1,220,954

Receivable for dividends and interest	1,001,380

Receivable from Manager (Note 4)	169,054

Other	86,743

Total Assets	4,212,292,237

Liabilities:

Payable for securities purchased	48,888,873

Payable for Capital Stock repurchased	8,475,099

Management fee payable	2,996,873

Distribution and service fees payable	2,060,759

Accrued expenses and other	715,972

Total Liabilities	63,137,576

Net Assets	$4,149,154,661

Composition of Net Assets:

Capital Stock, at par ($0.10 par value; 1,000,000,000 shares authorized;
180,264,254 shares outstanding):

Class A	$10,033,508

Class B	3,949,553

Class C	980,060

Class D	2,983,378

Class I	71,684

Class R	8,242

Additional paid-in capital	5,862,197,200

Accumulated net investment loss	(34,394,075)

Accumulated net realized loss	(1,811,324,740)

Net unrealized appreciation of investments and foreign currency transactions	114,649,851

Net Assets	$4,149,154,661

Net Asset Value Per Share:

Class A ($2,447,272,261 ÷ 100,335,081 shares)	$24.39

Class B ($83 9,843,865 ÷ 39,495,526 shares)	$21.26

Class C ($208,386,846 ÷ 9,800,604 shares)	$21.26

Class D ($633,946,107 ÷ 29,833,785 shares)	$21.25

Class I ($17,704,855 ÷ 716,840 shares)	$24.70

Class R ($2,000,727 ÷ 82,418 shares)	$24.28

*	Includes affiliated issuers (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with a cost of $591,673,787 and a value of $524,078,828.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended June 30, 2004

Investment Income:

Dividends* (net of foreign taxes withheld of $69,030)	$3,424,502

Interest	546,868

Total Investment Income	3,971,370

Expenses:

Management fee	18,630,908

Distribution and service fees	11,724,142

Shareholder account services	6,689,123

Custody and related services	431,203

Shareholder reports and communications	422,399

Registration	212,879

Auditing and legal fees	60,058

Directors’ fees and expenses	58,915

Miscellaneous	220,150

Total Expenses Before Fee Waiver	38,449,777

Fee Waiver (Notes 4 and 10)	(169,054)

Total Expenses After Fee Waiver	38,280,723

Net Investment Loss	(34,309,353)

Net Realized and Unrealized Gain (Loss) on Investments, Options Written
and Foreign Currency Transactions:

Net realized gain on investments and foreign currency transactions**	533,572,055

Net realized loss on options written	(78,794)

Payments received from the Manager (Note 10)	630,418

Net change in unrealized appreciation of investments and foreign currency transactions	(257,521,243)

Net Gain on Investments	276,602,436

Increase in Net Assets from Operations	$242,293,083

*	Includes dividends from affiliated issuers of $172,422.
**	Includes net realized gains from affiliated issuers of $177,753,426.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2004	December 31, 2003

Operations:

Net investment loss	$(34,309,353)	$(60,092,949)

Net realized gain (loss) on investments and foreign
currency transactions	533,572,055	(89,494,188)

Net realized loss on options written	(78,794)	—

Payments received from the Manager (Note 10)	630,418	—

Net change in unrealized appreciation/depreciation of investments
and foreign currency transactions	(257,521,243)	1,437,427,118

Increase in Net Assets from Operations	242,293,083	1,287,839,981

Capital Share Transactions:

Net proceeds from sales of shares	141,460,753	290,305,452

Exchanged from associated funds	20,496,890	853,069,103

Total	161,957,643	1,143,374,555

Cost of shares repurchased	(401,165,598)	(636,364,909)

Exchanged into associated funds	(27,558,393)	(908,394,269)

Total	(428,723,991)	(1,544,759,178)

Decrease in Net Assets from Capital Share Transactions	(266,766,348)	(401,384,623)

Increase (Decrease) in Net Assets	(24,473,265)	886,455,358

Net Assets:

Beginning of period	4,173,627,926	3,287,172,568

End of Period (net of accumulated net investment
loss of $34,394,075 and $84,722, respectively)	$4,149,154,661	$4,173,627,926

See Notes to Financial Statements.

Notes to Financial Statements

1.	Multiple Classes of Shares— Seligman Communications and Information Fund, Inc. (the “Fund”) offers the following six classes of shares:
Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.
Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securites for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements

b.	Foreign Currency Transactions — The books and records of the Fund are maintained in US dollars. The market value of investment securities, other assets and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service. Purchases and sales of investment securities, income, and expenses are translated into US dollars at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of cash held in foreign currencies at June 30, 2004, was substantially the same as its cost.

c.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

e.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

f.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

g.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

Notes to Financial Statements

h.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended June 30, 2004, amounted to $2,336,591,065 and $2,794,131,018, respectively.
During the six months ended June 30, 2004, the Fund wrote 1,910 call option contracts for premiums of $536,226, all of which were terminated in a closing purchase transaction.
At June 30, 2004, the cost of investments for federal income tax purposes was $4,006,325,133. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $17,452,495. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $469,492,876 and $372,339,156, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.90% per annum of the first $3 billion of the Fund’s average daily net assets, 0.85% per annum of the next $3 billion of the Fund’s average daily net assets, and 0.75% per annum of the Fund’s average daily net assets in excess of $6 billion. The Manager agreed to waive a portion of its management fee equal to 0.05% per annum of the Fund’s average net assets for a two-year period beginning June 1, 2004. For the period ended June 30, 2004, the management fee waived by the Manager amounted to $169,054. At June 30, 2004, the Manager owed the Fund $169,054 relating to the waiver. For additional information, see Note 10 — Other Matters. The management fee reflected in the Statement of Operations represents 0.89% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $99,891 from sales of Class A shares. Commissions of $794,071 and $105,740 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $3,045,528, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an

Notes to Financial Statements

annual basis of the average daily net assets of the Class B, Class C, Class D and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D shares, and 0.50% per annum of average daily net assets of Class R shares amounted to $4,395,570, $1,038,038, $3,242,829, and $2,177, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2004, such charges amounted to $41,628.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six months ended June 30, 2004, amounted to $86,478.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions of $30,919 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $348,465, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $6,689,123 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $2,872,400. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.
The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2004, of $78,276 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2004, the Fund did not borrow from the credit facility.

6.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2003, the Fund had a capital loss carryforward for federal income tax purposes of $2,318,752,155, which is available for offset against future taxable net capital gains, with $1,169,630,632 expiring in 2009, $932,173,039 expiring in 2010 and $216,948,484 expiring in 2011. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

7.	Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.10 par value Capital Stock. Transactions in shares of Capital Stock were as follows:
	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,020,924	$96,858,570	11,637,579	$216,443,611

Exchanged from associated funds	474,093	11,425,709	36,627,077	637,465,202

Converted from Class B**	1,082,706	25,959,628	—	—

Total	5,577,723	134,243,907	48,264,656	853,908,813

Cost of shares repurchased	(9,840,920)	(236,478,445)	(19,966,565)	(377,131,167)

Exchanged into associated funds	(498,408)	(11,913,063)	(39,254,111)	(686,369,039)

Total	(10,339,328)	(248,391,508)	(59,220,676)	(1,063,500,206)

Decrease	(4,761,605)	$(114,147,601)	(10,956,020)	$(209,591,393)

See footnotes on page 17.

Notes to Financial Statements

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	680,705	$14,329,755	1,712,518	$28,585,690

Exchanged from associated funds	209,641	4,425,891	846,644	14,478,957

Total	890,346	18,755,646	2,559,162	43,064,647

Cost of shares repurchased	(3,959,249)	(83,112,032)	(7,595,852)	(125,645,740)

Exchanged into associated funds	(308,265)	(6,429,903)	(1,350,777)	(21,136,640)

Converted to Class A**	(1,240,191)	(25,959,628)	—	—

Total	(5,507,705)	(115,501,563)	(8,946,629)	(146,782,380)

Decrease	(4,617,359)	$(96,745,917)	(6,387,467)	$(103,717,733)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	719,537	$15,129,467	1,342,731	$23,132,514

Exchanged from associated funds	64,026	1,344,661	252,396	4,258,991

Total	783,563	16,474,128	1,595,127	27,391,505

Cost of shares repurchased	(966,999)	(20,274,133)	(2,109,884)	(35,183,093)

Exchanged into associated funds	(83,867)	(1,724,758)	(286,511)	(4,704,126)

Total	(1,050,866)	(21,998,891)	(2,396,395)	(39,887,219)

Decrease	(267,303)	$(5,524,763)	(801,268)	$(12,495,714)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	529,836	$11,151,016	1,081,599	$18,272,289

Exchanged from associated funds	156,455	3,300,629	13,843,728	196,865,953

Total	686,291	14,451,645	14,925,327	215,138,242

Cost of shares repurchased	(2,869,650)	(60,168,827)	(5,806,808)	(96,044,754)

Exchanged into associated funds	(361,894)	(7,490,669)	(13,779,926)	(196,184,464)

Total	(3,231,544)	(67,659,496)	(19,586,734)	(292,229,218)

Decrease	(2,545,253)	$(53,207,851)	(4,661,407)	$(77,090,976)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	78,608	$1,905,785	182,495	$3,458,578

Cost of shares repurchased	(40,562)	(988,621)	(107,279)	(1,960,425)

Increase	38,046	$917,164	75,216	$1,498,153

			April 30, 2003* to
			December 31, 2003

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	86,972	$2,086,160	21,600	$412,770

Cost of shares repurchased	(6,131)	(143,540)	(20,023)	(399,730)

Increase	80,841	$1,942,620	1,577	$13,040

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.
8.	Restricted Securities — At June 30, 2004, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these

Notes to Financial Statements

investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at June 30, 2004, are as follows:

Venture Capital Investments	Acquisition Dates	Shares	Cost	Value

Convertible Preferred Stocks:

Bernard Technologies (Series D)	11/8/99	363,636	$1,001,774	$—

Coventor (Series F)	5/25/01	10,799	12,420	2,592

ePolicy (Series B)	5/2/00	562,114	2,000,002	303,540

FlashPoint Technology (Series E)	9/10/99	246,914	1,000,844	46,623

Gateway Learning (Series D)	3/22/00	450,450	1,999,998	702,702

Geographic Network Affiliates
International (Series A)	12/29/99	20,000	2,001,913	—

Geographic Network Affiliates
International (Series B)	12/5/01	100,000	—	—

Global Commerce Systems (Series A)	4/6/00	952	16,360	5

Global Commerce Systems (Series D)	4/6/00	613,720	2,986,283	2,946

GMP Companies (Series A)	9/15/99	200,000	1,002,743	5,920,000

GMP Companies (Series B)	4/3/00	111,111	1,999,998	3,519,996

GMP Companies (Series C)	6/3/02	15,969	542,946	546,778

GoSolutions (warrants) (Series A)	5/24/01	118,302	30,000	67,432

Homegain.com (Series C)	12/29/99	200,000	2,000,000	296,000

iBiquity Digital (Series A)	1/19/00	107,875	1,001,189	414,240

iBiquity Digital (Series C)	4/24/02	128,532	394,594	394,593

Index Stock Imagery (Series A Sr.)	3/20/00 to 4/16/04	418,676	1,221,988	251,206

LifeMasters Supported SelfCare (Series E)	1/31/00	129,194	1,033,556	686,022

LifeMasters Supported SelfCare (Series F)	11/12/02	4,528	50,004	25,312

MaMaMedia (Series D)	8/6/99	185,185	1,001,577	—

NeoPlanet (Series B)	2/18/00	166,528	2,000,001	54,954

Nextest Systems (Series B)	11/27/01	1,026,718	2,570,481	2,515,459

NSI Software (Series B)	4/14/00 to 11/13/02	253,333	2,144,314	514,266

OurHouse (Series D)	2/11/00	333,334	2,000,004	13,333

ProAct Technologies (Series C)	3/23/00	500,000	2,001,249	85,000

Sensable Technologies (Series C)	4/5/00	301,205	1,000,001	123,494

Studio Systems (Series D)	7/10/00	1,333,333	1,000,000	24,533

Techies.com (Series C)	1/27/00	235,294	1,999,999	—

The Petroleum Place (Series C)	3/7/00	16,915	1,000,015	283,495

Total Convertible Preferred Stocks			37,014,253	16,794,521

Common Stocks:

Access Data (Class A)	3/29/00	606,061	1,000,001	236,364

ART Advanced Recognition Technologies	12/6/99	40,000	1,001,724	6,800

Arzoon	4/11/00	2,252	1,000,369	—

CIENA	1/22/02	64,858	166,195	120,150

Notes to Financial Statements

		Shares or
		Principal
Venture Capital Investments (continued)	Acquisition Dates	Amount		Cost	Value

Common Stocks: (continued)

Coventor	3/8/00 to 5/25/01	942,320	shs.	$1,083,580	$113,078

DecisionPoint Applications	4/20/00	153,846		1,000,629	24,939

Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—

etang.com	1/6/00	22,613		—	5,427

GoSolutions	4/3/00 to 3/19/01	174,694		2,087,394	50,661

Interactive Video Technologies	12/23/99	12,956		1,000,001	9,782

Moai Technologies	1/25/00	41,511		1,999,993	—

NSI Software	4/14/00	11,844		45,685	4,856

Qpass	5/2/00 to 5/11/01	38,279		2,160,000	14,010

Silicon Wave	12/6/99	250,000		1,000,624	—

Sun Hill Software	11/2/99 to 8/4/00	143,101		1,202,091	—

WorldRes.com	3/18/99 to 11/9/99	494,661		3,112,372	64,306

Total Common Stocks				18,871,805	650,373

Convertible Promissory Notes:

Geographic Network Affiliates International:
9%, payable on demand†	12/5/01 to 3/12/02	$352,000		320,016	92,800

Techies.com 9%, payable on demand†	6/7/00	488,592		244,296	—

Sensable Technologies 8% 12/30/05	12/30/03	31,380		31,380	94,140

Total Convertible Promissory Notes				595,692	186,940

Total Venture Capital Investments				$56,481,750	$17,631,834

† Warrants attached.

9.	Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2004, is as follows:
		Gross	Gross		Realized
	Beginning	Purchases	Sales and	Ending	Gain	Dividend	Ending
Affiliate	Shares	and Additions	Reductions	Shares	(Loss)	Income	Value

Amkor Technology	6,900,000	1,600,000	2,500,000	6,000,000	$(1,419,771)	—	$49,110,000

Autodesk	8,114,400	217,300	8,331,700	—	131,072,474	$172,422	—

INAMED	1,500,000	91,500	1,591,500	—	8,424,890	—	—

Itron	1,850,000	50,000	1,670,800	229,200	7,846,569	—	5,263,578

Magma Design
Automation	2,500,000	1,800,000	1,300,000	3,000,000	9,580,065	—	57,615,000

Orbotech	2,200,000	44,900	244,900	2,000,000	2,540,156	—	40,900,000

Photon Dynamics	—	1,000,000	—	1,000,000	—	—	35,010,000

Synopsys	10,000,000	—	500,000	9,500,000	1,771,470	—	269,752,500

Take-Two
Interactive Software	2,500,000	500,000	2,250,000	750,000	14,143,583	—	22,946,250

THQ	1,000,000	1,866,300	966,300	1,900,000	3,793,990	—	43,481,500

Total					$177,753,426	$172,422	$524,078,828

Notes to Financial Statements

10.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewi ng these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide addit ional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to Seligman Communications and Information Fund equal to 0.05% per annum of the Fund’s average daily net assets for a two-year period beginning June 1, 2004. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $630,418 paid to Seligman Communications and Information Fund, which has been reported as Payments received from the Manager in the Statement of Operations.

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year.

CLASS A

	Six Months			Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$22.99		$16.16	$25.56	$25.30	47.25	$30.73

Income (Loss) from
Investment Operations:

Net investment loss		(0.16)	(0.25)	(0.27)	(0.28)	(0.44)	(0.38)

Net realized and unrealized gain (loss)
on investments	1.56		7.08	(9.13)	1.10	(15.82)	22.45

Total from Investment Operations	1.40		6.83	(9.40)	0.82	(16.26)	22.07

Less Distributions:

Distributions from net realized
capital gain	—		—	—	(0.56)	(5.69)	(5.55)

Total Distributions	—		—	—	(0.56)	(5.69)	(5.55)

Net Asset Value, End of Period	$24.39		$22.99	$16.16	$25.56	$25.30	$47.25

Total Return:	6.09	%#	42.26%	(36.78)%	3.58%	(37.50)%	74.51%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$2,447,272		$2,416,538	$1,875,512	$3,582,757	$3,817,360	$6,454,961

Ratio of expenses to
average net assets	1.52	%†	1.57%	1.59%	1.44%	1.31%	1.39%

Ratio of net investment loss
to average net assets	(1.32	)%†	(1.33)%	(1.39)%	(1.11)%	(1.01)%	(1.09)%

Portfolio turnover rate		56.84%	105.97%	89.61%	122.83%	106.93%	119.23%

Without expense reimbursement:**

Ratio of expenses to average
net assets	1.53	%†	—	—	—	—	—

Ratio of net investment loss to
average net assets	(1.33	)%†	—	—	—	—	—

See footnotes on page 25.

Financial Highlights

CLASS B

	Six Months			Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$20.12		$14.25	$22.71	$22.72	$43.41	$28.75

Income (Loss) from
Investment Operations:

Net investment loss	(0.21)		(0.35)	(0.37)	(0.43)	(0.70)	(0.60)

Net realized and unrealized gain (loss)
on investments	1.35		6.22	(8.09)	0.98	(14.30)	20.81

Total from Investment Operations	1.14		5.87	(8.46)	0.55	(15.00)	20.21

Less Distributions:

Distributions from net realized
capital gain	—		—	—	(0.56)	(5.69)	(5.55)

Total Distributions	—		—	—	(0.56)	(5.69)	(5.55)

Net Asset Value, End of Period	$21.26		$20.12	$14.25	$22.71	$22.72	$43.41

Total Return:	5.67	%#	41.19%	(37.25)%	2.79%	(37.93)%	73.16%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$839,844		$887,662	$719,591	$1,414,602	$1,515,992	$2,143,570

Ratio of expenses to
average net assets	2.27	%†	2.32%	2.34%	2.19%	2.06%	2.14%

Ratio of net investment loss
to average net assets	(2.07	)%†	(2.08)%	(2.14)%	(1.86)%	(1.76)%	(1.84)%

Portfolio turnover rate	56.84%		105.97%	89.61%	122.83%	106.93%	119.23%

Without expense reimbursement:**

Ratio of expenses to average
net assets	2.28	%†	—	—	—	—	—

Ratio of net investment loss to
average net assets	(2.08	)%†	—	—	—	—	—

See footnotes on page 25.

Financial Highlights

CLASS C

	Six Months		Year Ended December 31,
	Ended						5/27/99* to
	6/30/04		2003	2002	2001	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$20.12		$14.25	$22.70	$22.71	$43.39	$29.39

Income (Loss) from
Investment Operations:

Net investment loss	(0.21)		(0.35)	(0.37)	(0.43)	(0.70)	(0.32)

Net realized and unrealized gain (loss)
on investments	1.35		6.22	(8.08)	0.98	(14.29)	19.87

Total from Investment Operations	1.14		5.87	(8.45)	0.55	(14.99)	19.55

Less Distributions:

Distributions from net realized
capital gain	—		—	—	(0.56)	(5.69)	(5.55)

Total Distributions	—		—	—	(0.56)	(5.69)	(5.55)

Net Asset Value, End of Period	$21.26		$20.12	$14.25	$22.70	$22.71	$43.39

Total Return:	5.67	%#	41.19%	(37.22)%	2.79%	(37.92)%	69.33%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$208,387		$202,568	$154,859	$279,024	$235,243	$120,403

Ratio of expenses to
average net assets	2.27	%†	2.32%	2.34%	2.19%	2.06%	2.07%†

Ratio of net investment loss
to average net assets	(2.07	)%†	(2.08)%	(2.14)%	(1.86)%	(1.76)%	(1.77)%†

Portfolio turnover rate	56.84%		105.97%	89.61%	122.83%	106.93%	119.23%††

Without expense reimbursement:**

Ratio of expenses to average
net assets	2.28	%†	—	—	—	—	—

Ratio of net investment loss to
average net assets	(2.08	)%†	—	—	—	—	—

See footnotes on page 25.

Financial Highlights

CLASS D

	Six Months			Year Ended December 31,
	Ended
	6/30/04		2003	2002	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$20.11		$14.24	$22.69	$22.70	$43.38	$28.72

Income (Loss) from
Investment Operations:

Net investment loss	(0.21)		(0.35)	(0.37)	(0.43)	(0.70)	(0.60)

Net realized and unrealized gain (loss)
on investments	1.35		6.22	(8.08)	0.98	(14.29)	20.81

Total from Investment Operations	1.14		5.87	(8.45)	0.55	(14.99)	20.21

Less Distributions:

Distributions from net realized capital gain	—		—	—	(0.56)	(5.69)	(5.55)

Total Distributions	—		—	—	(0.56)	(5.69)	(5.55)

Net Asset Value, End of period	$21.25		$20.11	$14.24	$22.69	$22.70	$43.38

Total Return:	5.67	%#	41.22%	(37.24)%	2.79%	(37.93)%	73.24%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$633,946		$651,057	$527,412	$1,045,924	$1,157,210	$1,987,773

Ratio of expenses to
average net assets	2.27	%†	2.32%	2.34%	2.19%	2.06%	2.14%

Ratio of net investment loss
to average net assets	(2.07	)%†	(2.08)%	(2.14)%	(1.86)%	(1.76)%	(1.84)%

Portfolio turnover rate	56.84%		105.97%	89.61%	122.83%	106.93%	119.23%

Without expense reimbursement:**

Ratio of expenses to average
net assets	2.28	%†	—	—	—	—	—

Ratio of net investment loss to
average net assets	(2.08	)%†	—	—	—	—	—

See footnotes on page 25.

Financial Highlights

CLASS I							CLASS R

			Year Ended
	Six Months				11/30/01*		Six Months		4/30/03*
	Ended		December 31,		to		Ended		to
	6/30/04		2003	2002	12/31/01		6/30/04		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$23.23		$16.23	$25.56	$24.42		$22.89		$17.30

Income (Loss) from
Investment Operations:

Net investment loss	(0.10)		(0.16)	(0.17)	(0.01)		(0.18)		(0.21)

Net realized and unrealized gain (loss)
on investments	1.57		7.16	(9.16)	1.15		1.57		5.80

Total from Investment Operations	1.47		7.00	(9.33)	1.14		1.39		5.59

Net Asset Value, End of Period	$24.70		$23.23	$16.23	$25.56		$24.28		$22.89

Total Return:	6.33	%#	43.13%	(36.50)%	4.67%		6.07	%#	32.31%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$17,705		$15,767	$9,798	$106		$2,001		$36

Ratio of expenses to
average net assets	1.03	%†	1.05%	1.11%	0.93	%†	1.77	%†	1.79	%†

Ratio of net investment loss
to average net assets	(0.83	)%†	(0.82)%	(0.91)%	(0.67	)%†	(1.57	)%†	(1.56	)%†

Portfolio turnover rate	56.84%		105.97%	89.61%	12 2.83	%ø	56.84%		105.97	%øø

Without expense reimbursement:**

Ratio of expenses to average net assets	1.03	%†		1.12%	1.50	%†	1.78	%†

Ratio of net investment loss to
average net assets	(0.84	)%†		(0.92)%	(1.25	)%†	(1.58	)%†

*	Commencement of offering of shares.
**	The Manager agreed to waive a portion of its management fee (Notes 4 and 10) beginning June 1, 2004 and, at its discretion, reimbursed certain expenses of Class I shares in 2001 and 2002.
†	Annualized.
††	For the year ended December 31, 1999.
ø	For the year ended December 31, 2001.
øø	For the year ended December 31, 2003.
#	Excluding the effect of the payments received from the Manager (Note 10), total return would have been as follows: Class A 6.07%; Class B 5.65%; Class C 5.65%; Class D 5.65%; Class I 6.31%; and Class R 6.06%.

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Communications and Information Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman Communications and Information Fund, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of The Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Fund’s custodian, brokers and investee companies; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Communications and Information Fund, Inc. as of June 30, 2004, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 13, 2004

Board of Directors

Robert B. Catell 2, 3		William C. Morris

•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3

•	Dean Emeritus,	•	Chairman and Chief Executive Officer,
	Fletcher School of Law and Diplomacy at Tufts		Q Standards Worldwide, Inc.
	University	•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3

•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer
	Fellowship	James N. Whitson 1, 3
•	Trustee, Committee for Economic Development
		•	Retired Executive Vice President and Chief
Frank A. McPherson 2, 3			Operating Officer, Sammons Enterprises, Inc.
		•	Director, CommScope, Inc.
•	Retired Chairman of the Board and Chief
	Executive Officer, Kerr-McGee Corporation	Brian T. Zino
•	Director, ConocoPhillips
•	Director, Integris Health	•	Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow 1, 3		•	Chairman, Seligman Data Corp.
		•	Director, ICI Mutual Insurance Company
•	Retired Chairman and Senior Partner,	•	Member of the Board of Governors,
	Sullivan & Cromwell LLP		Investment Company Institute
•	Director, Commonwealth Industries, Inc.
•	Trustee, New York-Presbyterian Hospital
Member: 1 Audit Committee
Betsy S. Michel 1, 3			2 Director Nominating Committee
3 Board Operations Committee
•	Trustee, The Geraldine R. Dodge Foundation

Executive Officers

William C. Morris	Paul Wick

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Thomas G. Rose	Frank J. Nasta

Vice President	Secretary

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

For More Information

Important Telephone Numbers
(800) 221-2450    Shareholder Services
(800) 445-1777    Retirement Plan Services
(212) 682-7600    Outside the United States
(800) 622-4597    24-Hour Automated Telephone Access Service

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Small-Cap Value Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.	EQC/I3 6/04

ITEM 2.      CODE OF ETHICS.
             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable

ITEM 6.      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
             CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
             INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 10.     CONTROLS AND PROCEDURES.

             (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the
             registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

             (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 11.    EXHIBITS.
             (a)(1) Not applicable.

             (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                    Investment Company Act of 1940.

             (a)(3) Not applicable.

             (b)    Certifications of chief executive officer and chief
                    financial officer as required by Rule 30a-2(b) under the
                    Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

By:      /S/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 1, 2004

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.